INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible assets
Goodwill	$ 19,860,168	$ 13,858,551	$ 442,000
Intangible assets with indefinite lives and goodwill	30,190,000	23,192,000
Impairment of indefinite lived intangible	0
Impairment of goodwill	0
Tech Ops
Intangible assets
Goodwill	6,444,000	442,000	442,000
Tech Ops | ACS
Intangible assets
Goodwill	379,000	379,000
Tech Ops | ACS | Certifications
Intangible assets
Intangible assets with indefinite lives excluding goodwill	710,000	710,000
Tech Ops | Avborne Component Solutions
Intangible assets
Goodwill	63,000	63,000
Tech Ops | Avborne Component Solutions | FAA Certificates
Intangible assets
Intangible assets with indefinite lives excluding goodwill	7,300,000	7,300,000
Tech Ops | Avborne Component Solutions | Trademarks
Intangible assets
Intangible assets with indefinite lives excluding goodwill	600,000	600,000
Tech Ops | ACT
Intangible assets
Goodwill	6,002,000
Tech Ops | ACT | FAA Certificates
Intangible assets
Intangible assets with indefinite lives excluding goodwill	796,000
Tech Ops | ACT | Trademarks
Intangible assets
Intangible assets with indefinite lives excluding goodwill	200,000
Asset Management Solutions
Intangible assets
Goodwill	13,416,000	13,416,000	$ 0
Asset Management Solutions | Qwest | Certifications
Intangible assets
Intangible assets with indefinite lives excluding goodwill	$ 724,000	$ 724,000